Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund II
Entity Central Index Key	0001364608
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000051966 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust STOXX® European Select Dividend Index Fund
Class Name	First Trust STOXX® European Select Dividend Index Fund
Trading Symbol	FDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust STOXX® European Select Dividend Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust STOXX® European Select Dividend Index Fund	$68	0.57%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 37.86% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 15.08% for the same Period.
During the Period, investments in the United Kingdom received the greatest allocation of any country, with an average weight of 25.0%, and contributed 5.4% to the Fund’s overall return. With an average weight of 16.7%, investments in the Netherlands contributed 8.7% to the Fund’s overall return, which was the greatest contribution of any country. Investments in South Africa, with an average weight of 0.1%, contributed -0.1% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 4.8% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust STOXX® European Select Dividend Index Fund	37.86%	15.81%	8.39%
STOXX® Europe Select Dividend 30 Index	37.23%	15.80%	8.64%
STOXX® Europe 600 Index	15.39%	11.94%	8.17%
MSCI Europe Index	15.08%	12.19%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDD for more recent performance information.
Net Assets	$ 661,493,449
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,359,850
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$661,493,449
Total number of portfolio holdings	31
Total advisory fee paid	$1,359,850
Portfolio turnover rate	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Aker BP ASA	5.3%
ABN AMRO Bank N.V.	5.1%
Legal & General Group PLC	4.5%
Taylor Wimpey PLC	4.2%
Investec PLC	4.1%
NN Group N.V.	4.1%
Rubis S.C.A.	3.9%
ORLEN S.A.	3.8%
Signify N.V.	3.8%
AP Moller - Maersk A/S, Class A	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Aker BP ASA	5.3%
ABN AMRO Bank N.V.	5.1%
Legal & General Group PLC	4.5%
Taylor Wimpey PLC	4.2%
Investec PLC	4.1%
NN Group N.V.	4.1%
Rubis S.C.A.	3.9%
ORLEN S.A.	3.8%
Signify N.V.	3.8%
AP Moller - Maersk A/S, Class A	3.8%

C000051967 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust AlerianDisruptive Technology Real Estate ETF
Class Name	First Trust AlerianDisruptive Technology Real Estate ETF
Trading Symbol	DTRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DTRE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DTRE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian Disruptive Technology Real Estate ETF	$59	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.61%	[1]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -7.43% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI World Real Estate Index, which returned -0.96% for the same Period.
During the Period, investments in the United States received the greatest allocation of any country, with an average weight of 72.0%, and contributed -7.2% to the Fund’s overall return, which was the most negative contribution of any country. With an average weight of 7.6%, investments in Japan contributed 0.8% to the Fund’s overall return, which was the greatest contribution of any country. The Fund’s currency exposure had a 0.2% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Alerian Disruptive Technology Real Estate ETF	-7.43%	2.91%	2.56%
Alerian Disruptive Technology Real Estate Index(1) (2)	-8.36%	N/A	N/A
FTSE EPRA/NAREIT Developed Index	0.74%	6.54%	4.75%
S&P Global REIT Index	-1.24%	6.58%	4.37%
MSCI World REIT Index	-4.16%	5.24%	5.19%
MSCI World Real Estate Index(2)	-0.96%	5.08%	N/A
MSCI World Index	17.25%	14.41%	12.43%
(1)
On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance the Fund, based on this current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance the Fund, based on this current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DTRE for more recent performance information.
Net Assets	$ 15,537,085
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 98,650
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$15,537,085
Total number of portfolio holdings	31
Total advisory fee paid	$98,650
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Prologis, Inc.	7.1%
Equinix, Inc.	6.9%
Digital Realty Trust, Inc.	6.8%
Crown Castle, Inc.	6.2%
American Tower Corp.	5.8%
SBA Communications Corp.	5.6%
Rexford Industrial Realty, Inc.	5.1%
First Industrial Realty Trust, Inc.	4.8%
LXP Industrial Trust	4.5%
EastGroup Properties, Inc.	4.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	7.1%
Equinix, Inc.	6.9%
Digital Realty Trust, Inc.	6.8%
Crown Castle, Inc.	6.2%
American Tower Corp.	5.8%
SBA Communications Corp.	5.6%
Rexford Industrial Realty, Inc.	5.1%
First Industrial Realty Trust, Inc.	4.8%
LXP Industrial Trust	4.5%
EastGroup Properties, Inc.	4.4%

C000054156 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Global Select Dividend Index Fund
Class Name	First Trust Dow Jones Global Select Dividend Index Fund
Trading Symbol	FGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow Jones Global Select Dividend Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Global Select Dividend Index Fund	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.53% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI World Index, which returned 17.25% for the same Period.
During the Period, investments in Canada received the greatest allocation of any country with an average weight of 13.1% and contributed 2.0% to the Fund’s overall return. With an average weight of 13.0%, investments in South Korea contributed 5.9% to the Fund’s overall return, which was the greatest contribution of any country. Investments in Denmark, with an average weight of 1.7%, contributed -0.3% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Dow Jones Global Select Dividend Index Fund	24.53%	16.45%	8.69%
Dow Jones Global Select Dividend Index	24.19%	16.58%	8.91%
Dow Jones World Developed Markets IndexSM	17.50%	14.21%	12.33%
MSCI World Index	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FGD for more recent performance information.
Net Assets	$ 894,037,694
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 2,651,570
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$894,037,694
Total number of portfolio holdings	98
Total advisory fee paid	$2,651,570
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kohl’s Corp.	2.9%
Enagas S.A.	1.8%
KIWOOM Securities Co., Ltd.	1.8%
Spark New Zealand Ltd.	1.7%
Phoenix Group Holdings PLC	1.7%
Samsung Securities Co., Ltd.	1.6%
BCE, Inc.	1.5%
Woori Financial Group, Inc.	1.5%
Aberdeen Group PLC	1.4%
Chow Tai Fook Jewellery Group, Ltd.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Kohl’s Corp.	2.9%
Enagas S.A.	1.8%
KIWOOM Securities Co., Ltd.	1.8%
Spark New Zealand Ltd.	1.7%
Phoenix Group Holdings PLC	1.7%
Samsung Securities Co., Ltd.	1.6%
BCE, Inc.	1.5%
Woori Financial Group, Inc.	1.5%
Aberdeen Group PLC	1.4%
Chow Tai Fook Jewellery Group, Ltd.	1.4%

C000066484 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Global Wind Energy ETF
Class Name	First Trust Global Wind Energy ETF
Trading Symbol	FAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Global Wind Energy ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Wind Energy ETF	$63	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%	[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.60% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI World Index, which returned 17.25% for the same Period.
During the Period, investments in the Utilities industry received the greatest allocation of any industry with an average weight of 54.8% and contributed -0.6% to the Fund’s overall return, which was the most negative contribution of any industry. With an average weight of 38.9%, investments in the Industrials industry contributed 8.7% to the Fund’s overall return, which was the greatest contribution of any industry. The Fund’s currency exposure had a 2.8% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Global Wind Energy ETF	7.60%	3.53%	8.83%
ISE Clean Edge Global Wind EnergyTM Index	6.39%	3.96%	9.51%
Russell 3000® Index	17.41%	15.74%	14.71%
MSCI World Index	17.25%	14.41%	12.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAN for more recent performance information.
Net Assets	$ 182,574,208
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 610,521
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$182,574,208
Total number of portfolio holdings	49
Total advisory fee paid	$610,521
Portfolio turnover rate	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Vestas Wind Systems A/S	6.6%
EDP Renovaveis S.A.	6.4%
Northland Power, Inc.	6.3%
Nordex SE	5.1%
Orsted A/S	4.1%
RBC Dominion Securities, Inc.	3.9%
Enlight Renewable Energy Ltd.	3.8%
JPMorgan Chase & Co.	3.7%
China Longyuan Power Group Corp., Ltd., Class H	3.6%
Boralex, Inc., Class A	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vestas Wind Systems A/S	6.6%
EDP Renovaveis S.A.	6.4%
Northland Power, Inc.	6.3%
Nordex SE	5.1%
Orsted A/S	4.1%
RBC Dominion Securities, Inc.	3.9%
Enlight Renewable Energy Ltd.	3.8%
JPMorgan Chase & Co.	3.7%
China Longyuan Power Group Corp., Ltd., Class H	3.6%
Boralex, Inc., Class A	2.7%

C000071160 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust AlerianU.S. NextGen Infrastructure ETF
Class Name	First Trust AlerianU.S. NextGen Infrastructure ETF
Trading Symbol	RBLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RBLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RBLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian U.S. NextGen Infrastructure ETF	$70	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%	[3]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.94% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI World Industrials Index, which returned 17.64% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector with an average weight of 42.9% and contributed 5.0% to the Fund’s overall return, which was the greatest of any sector. With an average weight of 4.9%, investments in the Real Estate sector contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Alerian U.S. NextGen Infrastructure ETF	12.94%	14.12%	7.40%
Alerian U.S. NextGen Infrastructure Index(1)	13.63%	N/A	N/A
MSCI World Industrials Index	17.64%	14.89%	12.31%
Russell 3000® Index	17.41%	15.74%	14.71%
MSCI USA Infrastructure Index	12.67%	11.60%	9.58%
(1)
On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to the Alerian U.S. NextGen Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to the Alerian U.S. NextGen Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RBLD for more recent performance information.
Net Assets	$ 15,103,995
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 85,123
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$15,103,995
Total number of portfolio holdings	106
Total advisory fee paid	$85,123
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Talen Energy Corp.	1.5%
Comfort Systems USA, Inc.	1.5%
MongoDB, Inc.	1.4%
MasTec, Inc.	1.2%
Vertiv Holdings Co., Class A	1.2%
Cummins, Inc.	1.2%
Baker Hughes Co.	1.2%
Sempra	1.2%
EMCOR Group, Inc.	1.1%
Cloudflare, Inc., Class A	1.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Talen Energy Corp.	1.5%
Comfort Systems USA, Inc.	1.5%
MongoDB, Inc.	1.4%
MasTec, Inc.	1.2%
Vertiv Holdings Co., Class A	1.2%
Cummins, Inc.	1.2%
Baker Hughes Co.	1.2%
Sempra	1.2%
EMCOR Group, Inc.	1.1%
Cloudflare, Inc., Class A	1.1%

C000081044 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® Clean Edge®Smart Grid Infrastructure Index Fund
Class Name	First Trust NASDAQ® Clean Edge®Smart Grid Infrastructure Index Fund
Trading Symbol	GRID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GRID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GRID
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$63	0.57%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.56%.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%	[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.56%.
Expenses Excluding Extraordinary Expenses, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.10% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P Composite 1500® Industrials Index, which returned 14.84% for the same Period.
During the Period, investments in the Electrical Equipment industry received the greatest allocation of any industry, with an average weight of 41.4%, and contributed 8.4% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Semiconductors & Semiconductor Equipment industry, with an average weight of 7.3%, contributed -0.9% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a 2.0% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	20.10%	20.42%	18.26%
Nasdaq Clean Edge Smart Grid InfrastructureTM Index	20.84%	21.26%	19.18%
Russell 3000® Index	17.41%	15.74%	14.71%
S&P Composite 1500® Industrials Index	14.84%	17.11%	14.00%
MSCI World Industrials Index	17.64%	14.89%	12.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GRID for more recent performance information.
Net Assets	$ 3,889,226,354
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 9,434,163
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$3,889,226,354
Total number of portfolio holdings	117
Total advisory fee paid	$9,434,163
Portfolio turnover rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Schneider Electric SE	8.6%
Eaton Corp. PLC	8.1%
ABB Ltd.	8.1%
Johnson Controls International PLC	7.8%
National Grid PLC	7.7%
Prysmian S.p.A.	4.2%
Quanta Services, Inc.	4.1%
E.ON SE	4.0%
Hubbell, Inc.	2.7%
Tesla, Inc.	2.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Schneider Electric SE	8.6%
Eaton Corp. PLC	8.1%
ABB Ltd.	8.1%
Johnson Controls International PLC	7.8%
National Grid PLC	7.7%
Prysmian S.p.A.	4.2%
Quanta Services, Inc.	4.1%
E.ON SE	4.0%
Hubbell, Inc.	2.7%
Tesla, Inc.	2.5%

C000087410 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust IndxxGlobal Natural Resources Income ETF
Class Name	First Trust IndxxGlobal Natural Resources Income ETF
Trading Symbol	FTRI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Global Natural Resources Income ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTRI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Natural Resources Income ETF	$77	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%	[5]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.59% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI Materials Index, which returned 5.19% for the same Period.
During the Period, investments in the Metals & Mining industry received the greatest allocation of any industry with an average weight of 31.0% and contributed 15.2% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Specialized Real Estate Investment Trust industry, with an average weight of 4.2%, contributed -1.3% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a -0.6% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Indxx Global Natural Resources Income ETF	15.59%	16.07%	8.61%
Indxx Global Natural Resources Income Index(1)	16.54%	17.32%	10.64%
MSCI ACWI Materials Index	5.19%	8.92%	10.10%
MSCI ACWI Index	17.27%	13.54%	11.91%
(1)
Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTRI for more recent performance information.
Net Assets	$ 105,792,723
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 731,173
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$105,792,723
Total number of portfolio holdings	55
Total advisory fee paid	$731,173
Portfolio turnover rate	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	10.8%
Corteva, Inc.	9.2%
Freeport-McMoRan, Inc.	8.5%
Nutrien Ltd.	6.1%
Zijin Mining Group Co., Ltd., Class H	5.0%
American Water Works Co., Inc.	4.5%
International Paper Co.	4.4%
Weyerhaeuser Co.	4.0%
CF Industries Holdings, Inc.	3.2%
Origin Energy Ltd.	3.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	10.8%
Corteva, Inc.	9.2%
Freeport-McMoRan, Inc.	8.5%
Nutrien Ltd.	6.1%
Zijin Mining Group Co., Ltd., Class H	5.0%
American Water Works Co., Inc.	4.5%
International Paper Co.	4.4%
Weyerhaeuser Co.	4.0%
CF Industries Holdings, Inc.	3.2%
Origin Energy Ltd.	3.1%

C000087411 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Global Agriculture ETF
Class Name	First Trust Indxx Global Agriculture ETF
Trading Symbol	FTAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Global Agriculture ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Agriculture ETF	$72	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%	[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.47% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI ACWI Materials Index, which returned 5.19% for the same Period.
During the Period, investments in the Chemicals industry received the greatest allocation of any industry with an average weight of 50.6% and contributed 1.8% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Food Products industry, with an average weight of 6.0%, contributed -0.8% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a -0.3% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Indxx Global Agriculture ETF	1.47%	5.88%	1.63%
Indxx Global Agriculture Index(1)	2.30%	7.32%	5.73%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Materials Index	5.19%	8.92%	10.10%
(1)
Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global PlatinumTM Index to the Indxx Global Agriculture Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global PlatinumTM Index to the Indxx Global Agriculture Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTAG for more recent performance information.
Net Assets	$ 6,201,904
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 42,345
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$6,201,904
Total number of portfolio holdings	47
Total advisory fee paid	$42,345
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deere & Co.	9.8%
Mahindra & Mahindra Ltd.	9.5%
Corteva, Inc.	9.5%
BASF SE	9.1%
Nutrien Ltd.	4.7%
Bayer AG	4.6%
Industries Qatar QSC	4.5%
Bunge Global S.A.	3.6%
CF Industries Holdings, Inc.	3.2%
Kubota Corp.	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Deere & Co.	9.8%
Mahindra & Mahindra Ltd.	9.5%
Corteva, Inc.	9.5%
BASF SE	9.1%
Nutrien Ltd.	4.7%
Bayer AG	4.6%
Industries Qatar QSC	4.5%
Bunge Global S.A.	3.6%
CF Industries Holdings, Inc.	3.2%
Kubota Corp.	3.2%

C000092838 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx NextG ETF
Class Name	First Trust Indxx NextG ETF
Trading Symbol	NXTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx NextG ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NXTG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NXTG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx NextG ETF	$78	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%	[7]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.36% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI ACWI Information Technology Index, which returned 28.09% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry with an average weight of 22.6% and contributed 5.0% to the Fund’s overall return. With an average weight of 11.8%, investments in the Communications Equipment industry contributed 5.1% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Specialized Real Estate Investment Trust industry, with an average weight of 6.1%, contributed -0.6% to the Fund’s overall return, which was the only negative contribution of any industry. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Indxx NextG ETF	20.36%	14.05%	13.22%
Indxx 5G & NextG Thematic IndexSM(1) (2)	21.30%	15.26%	N/A
MSCI ACWI Information Technology Index	28.09%	19.80%	22.25%
MSCI ACWI Index	17.27%	13.54%	11.91%
(1)
On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on this current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on this current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/NXTG for more recent performance information.
Net Assets	$ 409,844,050
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,608,940
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$409,844,050
Total number of portfolio holdings	107
Total advisory fee paid	$2,608,940
Portfolio turnover rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Delta Electronics, Inc.	2.3%
Ciena Corp.	2.2%
Intel Corp.	1.8%
Arista Networks, Inc.	1.7%
ZTE Corp., Class H	1.6%
Prysmian S.p.A.	1.6%
Micron Technology, Inc.	1.6%
Samsung Electronics Co., Ltd.	1.5%
Hewlett Packard Enterprise Co.	1.5%
Advanced Micro Devices, Inc.	1.5%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Delta Electronics, Inc.	2.3%
Ciena Corp.	2.2%
Intel Corp.	1.8%
Arista Networks, Inc.	1.7%
ZTE Corp., Class H	1.6%
Prysmian S.p.A.	1.6%
Micron Technology, Inc.	1.6%
Samsung Electronics Co., Ltd.	1.5%
Hewlett Packard Enterprise Co.	1.5%
Advanced Micro Devices, Inc.	1.5%

C000101722 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-NetworkFuture Vehicles & Technology ETF
Class Name	First Trust S-NetworkFuture Vehicles & Technology ETF
Trading Symbol	CARZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S-Network Future Vehicles & Technology ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CARZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CARZ
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Future Vehicles & Technology ETF	$80	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%	[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 25.78% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 17.27% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry with an average weight of 37.2% and contributed 9.8% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Metals & Mining industry, with an average weight of 1.8%, contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a -0.3% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust S-Network Future Vehicles & Technology ETF	25.78%	14.96%	10.15%
S-Network Electric & Future Vehicle Ecosystem Index(1)	25.70%	N/A	N/A
MSCI ACWI Index	17.27%	13.54%	11.91%
(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle Ecosystem Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods disclosed.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle Ecosystem Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods disclosed.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CARZ for more recent performance information.
Net Assets	$ 32,702,548
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 215,946
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$32,702,548
Total number of portfolio holdings	106
Total advisory fee paid	$215,946
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tesla, Inc.	5.3%
Alphabet, Inc., Class A	5.1%
Samsung Electronics Co., Ltd.	5.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.5%
Apple, Inc.	4.4%
NVIDIA Corp.	4.2%
Advanced Micro Devices, Inc.	4.2%
QUALCOMM, Inc.	3.9%
Microsoft Corp.	3.8%
Texas Instruments, Inc.	3.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Tesla, Inc.	5.3%
Alphabet, Inc., Class A	5.1%
Samsung Electronics Co., Ltd.	5.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.5%
Apple, Inc.	4.4%
NVIDIA Corp.	4.2%
Advanced Micro Devices, Inc.	4.2%
QUALCOMM, Inc.	3.9%
Microsoft Corp.	3.8%
Texas Instruments, Inc.	3.1%

C000102221 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Cloud Computing ETF
Class Name	First Trust Cloud Computing ETF
Trading Symbol	SKYY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Cloud Computing ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SKYY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SKYY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Cloud Computing ETF	$69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.34% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Software industry received the greatest allocation of any industry with an average weight of 49.0% and contributed 14.0% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Diversified Telecommunication Services industry, with an average weight of 2.5%, contributed -0.5% to the Fund’s overall return, which was the most negative contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Cloud Computing ETF	31.34%	11.58%	17.36%
ISE CTA Cloud ComputingTMIndex(1)	32.18%	12.25%	18.01%
S&P 500® Index	17.60%	16.47%	15.30%
S&P Composite 1500® Information Technology Index	27.70%	23.07%	24.76%
(1)	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SKYY for more recent performance information.
Net Assets	$ 3,205,221,592
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 20,232,424
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$3,205,221,592
Total number of portfolio holdings	69
Total advisory fee paid	$20,232,424
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oracle Corp.	4.5%
International Business Machines Corp.	4.2%
Alphabet, Inc., Class A	4.1%
Nutanix, Inc., Class A	4.0%
CoreWeave, Inc., Class A	4.0%
Pure Storage, Inc., Class A	3.9%
Arista Networks, Inc.	3.8%
Microsoft Corp.	3.7%
Amazon.com, Inc.	3.4%
MongoDB, Inc.	2.9%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	4.5%
International Business Machines Corp.	4.2%
Alphabet, Inc., Class A	4.1%
Nutanix, Inc., Class A	4.0%
CoreWeave, Inc., Class A	4.0%
Pure Storage, Inc., Class A	3.9%
Arista Networks, Inc.	3.8%
Microsoft Corp.	3.7%
Amazon.com, Inc.	3.4%
MongoDB, Inc.	2.9%

C000146603 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Equity Opportunities ETF
Class Name	First Trust International Equity Opportunities ETF
Trading Symbol	FPXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust International Equity Opportunities ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPXI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Equity Opportunities ETF	$80	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%	[9]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.66% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI ex USA Index, which returned 16.45% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector with an average weight of 21.9% and contributed 2.4% to the Fund’s overall return. With an average weight of 15.1%, investments in the Communication Services sector contributed 6.4% to the Fund’s overall return, which was the greatest contribution of any sector. No sector had a negative contribution to the Fund’s return. The Fund’s currency exposure had a 0.5% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust International Equity Opportunities ETF	24.66%	1.96%	10.06%
IPOX® International Index	25.63%	2.96%	11.07%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPXI for more recent performance information.
Net Assets	$ 158,926,048
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,002,368
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$158,926,048
Total number of portfolio holdings	55
Total advisory fee paid	$1,002,368
Portfolio turnover rate	118%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Advantest Corp.	8.3%
ARM Holdings PLC, ADR	5.2%
Pop Mart International Group Ltd.	4.5%
Agnico Eagle Mines Ltd.	4.4%
Contemporary Amperex Technology Co., Ltd., Class H	4.4%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H	4.4%
Siemens Energy AG	4.1%
Spotify Technology S.A.	3.2%
NetEase, Inc.	3.2%
Gen Digital, Inc.	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Advantest Corp.	8.3%
ARM Holdings PLC, ADR	5.2%
Pop Mart International Group Ltd.	4.5%
Agnico Eagle Mines Ltd.	4.4%
Contemporary Amperex Technology Co., Ltd., Class H	4.4%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H	4.4%
Siemens Energy AG	4.1%
Spotify Technology S.A.	3.2%
NetEase, Inc.	3.2%
Gen Digital, Inc.	2.9%

C000159087 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Cybersecurity ETF
Class Name	First Trust Nasdaq Cybersecurity ETF
Trading Symbol	CIBR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Cybersecurity ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CIBR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CIBR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Cybersecurity ETF	$67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 28.49% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P Composite 1500® Information Technology Index, which returned 27.70% for the same Period.
During the Period, investments in the Software industry received the greatest allocation of any industry with an average weight of 47.4% and contributed 13.6% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Professional Services industry, with an average weight of 8.7%, contributed -1.0% to the Fund’s overall return, which was the most negative contribution of any industry. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Nasdaq Cybersecurity ETF	28.49%	17.35%	16.70%
Nasdaq CTA CybersecurityTM Index	29.30%	18.12%	17.52%
S&P 500® Index	17.60%	16.47%	15.30%
S&P Composite 1500® Information Technology Index	27.70%	23.07%	24.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CIBR for more recent performance information.
Net Assets	$ 11,049,070,820
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 49,629,522
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$11,049,070,820
Total number of portfolio holdings	38
Total advisory fee paid	$49,629,522
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CrowdStrike Holdings, Inc., Class A	8.3%
Broadcom, Inc.	7.9%
Palo Alto Networks, Inc.	7.6%
Cisco Systems, Inc.	7.1%
Infosys Ltd., ADR	6.9%
Thales S.A.	4.2%
Zscaler, Inc.	3.9%
Check Point Software Technologies Ltd.	3.8%
Fortinet, Inc.	3.8%
CyberArk Software Ltd.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CrowdStrike Holdings, Inc., Class A	8.3%
Broadcom, Inc.	7.9%
Palo Alto Networks, Inc.	7.6%
Cisco Systems, Inc.	7.1%
Infosys Ltd., ADR	6.9%
Thales S.A.	4.2%
Zscaler, Inc.	3.9%
Check Point Software Technologies Ltd.	3.8%
Fortinet, Inc.	3.8%
CyberArk Software Ltd.	3.8%

C000204700 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust IPOX® Europe Equity Opportunities ETF
Class Name	First Trust IPOX® Europe Equity Opportunities ETF
Trading Symbol	FPXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPXE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust IPOX® Europe Equity Opportunities ETF	$79	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%	[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.83% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 15.08% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector with an average weight of 17.2% and contributed 0.8% to the Fund’s overall return. With an average weight of 14.5%, investments in the Industrials sector contributed 4.9% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Utilities sector, with an average weight of 1.1%, contributed -0.3% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had a 4.2% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 4, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (10/4/18)
First Trust IPOX® Europe Equity Opportunities ETF	21.83%	6.97%	8.95%
IPOX®-100 Europe Index	23.36%	8.16%	10.24%
MSCI Europe Index	15.08%	12.19%	8.59%

Performance Inception Date	Oct. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPXE for more recent performance information.
Net Assets	$ 4,815,328
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 30,983
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$4,815,328
Total number of portfolio holdings	106
Total advisory fee paid	$30,983
Portfolio turnover rate	105%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Technip Energies N.V.	4.5%
ARM Holdings PLC, ADR	4.1%
Galderma Group AG	3.7%
Siemens Energy AG	3.6%
Banco BPM S.p.A.	3.6%
IONOS Group SE	3.5%
Nordnet AB publ	3.3%
Lottomatica Group S.p.A.	3.1%
Gen Digital, Inc.	2.8%
Sportradar Group AG, Class A	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Technip Energies N.V.	4.5%
ARM Holdings PLC, ADR	4.1%
Galderma Group AG	3.7%
Siemens Energy AG	3.6%
Banco BPM S.p.A.	3.6%
IONOS Group SE	3.5%
Nordnet AB publ	3.3%
Lottomatica Group S.p.A.	3.1%
Gen Digital, Inc.	2.8%
Sportradar Group AG, Class A	2.7%

C000205597 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones International Internet ETF
Class Name	First Trust Dow Jones International Internet ETF
Trading Symbol	FDNI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow Jones International Internet ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDNI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDNI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones International Internet ETF	$77	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%	[11]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 32.62% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI ex-USA Information Technology Index, which returned 24.39% for the same Period.
During the Period, investments in the Consumer Discretionary sector received the greatest allocation of any sector with an average weight of 43.9% and contributed 6.9% to the Fund’s overall return. With an average weight of 37.1%, investments in the Communication Services sector contributed 18.9% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Health Care sector, with an average weight of 0.1%, contributed -0.1% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had no material impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 5, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (11/5/18)
First Trust Dow Jones International Internet ETF	32.62%	0.19%	11.14%
Dow Jones International Internet Index	32.35%	0.82%	11.84%
MSCI ACWI ex-USA Information Technology Index	24.39%	13.00%	16.46%
MSCI ACWI ex-USA Index	16.45%	10.26%	8.68%

Performance Inception Date	Nov. 05, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDNI for more recent performance information.
Net Assets	$ 48,525,999
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 303,616
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$48,525,999
Total number of portfolio holdings	41
Total advisory fee paid	$303,616
Portfolio turnover rate	45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	12.1%
Tencent Holdings Ltd.	10.2%
Shopify, Inc., Class A	10.2%
Spotify Technology S.A.	7.1%
Prosus N.V.	4.9%
Naspers Ltd., Class N	4.8%
PDD Holdings, Inc., ADR	4.8%
Meituan, Class B	4.5%
Adyen N.V.	4.4%
NetEase, Inc.	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding Ltd.	12.1%
Tencent Holdings Ltd.	10.2%
Shopify, Inc., Class A	10.2%
Spotify Technology S.A.	7.1%
Prosus N.V.	4.9%
Naspers Ltd., Class N	4.8%
PDD Holdings, Inc., ADR	4.8%
Meituan, Class B	4.5%
Adyen N.V.	4.4%
NetEase, Inc.	4.1%

C000234334 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Metaverse ETF
Class Name	First Trust Indxx Metaverse ETF
Trading Symbol	ARVR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Metaverse ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ARVR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ARVR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Metaverse ETF	$83	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%	[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 34.40% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 17.27% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 53.1%, and contributed 15.7% to the Fund’s overall return. With an average weight of 42.4%, investments in the Communication Services sector contributed 18.8% to the Fund’s overall return, which was the greatest contribution of any sector. With an average weight of 1.1%, investments in the Health Care sector contributed -0.2% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had a
-0.2% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 19, 2022 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (4/19/22)
First Trust Indxx Metaverse ETF	34.40%	16.40%
Indxx Metaverse Index	35.34%	17.40%
MSCI ACWI Index	17.27%	12.52%

Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ARVR for more recent performance information.
Net Assets	$ 2,520,328
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 22,110
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$2,520,328
Total number of portfolio holdings	44
Total advisory fee paid	$22,110
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Intel Corp.	3.9%
Micron Technology, Inc.	3.8%
Electronic Arts, Inc.	3.7%
ROBLOX Corp., Class A	3.6%
Tencent Holdings Ltd.	3.5%
Amphenol Corp., Class A	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.4%
NetEase, Inc.	3.3%
Apple, Inc.	3.3%
Sony Group Corp.	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Intel Corp.	3.9%
Micron Technology, Inc.	3.8%
Electronic Arts, Inc.	3.7%
ROBLOX Corp., Class A	3.6%
Tencent Holdings Ltd.	3.5%
Amphenol Corp., Class A	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.4%
NetEase, Inc.	3.3%
Apple, Inc.	3.3%
Sony Group Corp.	3.3%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/ARVR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended September 30, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]
During the fiscal year ended September 30, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/ARVR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/ARVR
C000234707 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Lux Digital Health Solutions ETF
Class Name	First Trust Nasdaq Lux Digital Health Solutions ETF
Trading Symbol	EKG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EKG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EKG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Lux Digital Health Solutions ETF	$67	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%	[13]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.05% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P Composite 1500® Health Care Index, which returned -7.83% for the same Period.
During the Period, investments in the Health Care Equipment & Supplies industry received the greatest allocation of any industry, with an average weight of 50.7%, and contributed -4.0% to the Fund’s overall return, which was the most negative contribution of any industry. With an average weight of 8.3%, investments in the Health Care Providers & Services industry contributed 5.4% to the Fund’s overall return, which was the greatest contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 22, 2022 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (3/22/22)
First Trust Nasdaq Lux Digital Health Solutions ETF	2.05%	-4.46%
Nasdaq Lux Health TechTM Index	2.73%	-3.85%
S&P Composite 1500® Health Care Index	-7.83%	1.93%
Russell 3000® Index	17.41%	12.74%

Performance Inception Date	Mar. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EKG for more recent performance information.
Net Assets	$ 2,610,240
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 18,380
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$2,610,240
Total number of portfolio holdings	39
Total advisory fee paid	$18,380
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Veeva Systems, Inc., Class A	8.9%
ResMed, Inc.	8.0%
IQVIA Holdings, Inc.	8.0%
Intuitive Surgical, Inc.	7.6%
Dexcom, Inc.	7.1%
Hims & Hers Health, Inc.	4.8%
Hologic, Inc.	4.0%
Doximity, Inc., Class A	3.9%
QIAGEN N.V.	3.8%
Natera, Inc.	3.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Veeva Systems, Inc., Class A	8.9%
ResMed, Inc.	8.0%
IQVIA Holdings, Inc.	8.0%
Intuitive Surgical, Inc.	7.6%
Dexcom, Inc.	7.1%
Hims & Hers Health, Inc.	4.8%
Hologic, Inc.	4.0%
Doximity, Inc., Class A	3.9%
QIAGEN N.V.	3.8%
Natera, Inc.	3.8%

C000240529 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Emerging Market Democracies ETF
Class Name	First Trust Bloomberg Emerging Market Democracies ETF
Trading Symbol	EMDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMDM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Emerging Market Democracies ETF	$85	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%	[14]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.91% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 17.32% for the same Period.
During the Period, the Fund gave a nearly equal allocation to investments in six countries: 16.4% to Taiwan, 14.6% to South Korea, 14.6% to Mexico, 14.3% to South Africa, 14.0% to India, and 13.7% to Brazil. Investments in Taiwan received the greatest allocation of any country with an average weight of 16.4% and contributed 6.2% to the Fund’s overall return, which was the greatest contribution of any country. Investments in India, with an average weight of 14.0%, contributed -1.7% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 1.1% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 2, 2023 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (3/2/23)
First Trust Bloomberg Emerging Market Democracies ETF	24.91%	18.59%
Bloomberg Emerging Market Democracies Index	26.03%	20.58%
MSCI Emerging Markets Index	17.32%	16.03%

Performance Inception Date	Mar. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EMDM for more recent performance information.
Net Assets	$ 9,838,290
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 61,098
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$9,838,290
Total number of portfolio holdings	101
Total advisory fee paid	$61,098
Portfolio turnover rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.8%
Samsung Electronics Co., Ltd.	8.7%
Grupo Mexico S.A.B. de C.V., Series B	5.6%
Naspers Ltd., Class N	4.9%
SK Hynix, Inc.	3.1%
Gold Fields Ltd.	3.0%
America Movil S.A.B. de C.V., Series B	3.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3.0%
Anglogold Ashanti PLC	2.8%
Petroleo Brasileiro S.A. - Petrobras	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.8%
Samsung Electronics Co., Ltd.	8.7%
Grupo Mexico S.A.B. de C.V., Series B	5.6%
Naspers Ltd., Class N	4.9%
SK Hynix, Inc.	3.1%
Gold Fields Ltd.	3.0%
America Movil S.A.B. de C.V., Series B	3.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3.0%
Anglogold Ashanti PLC	2.8%
Petroleo Brasileiro S.A. - Petrobras	2.7%

C000245005 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Human Flourishing ETF
Class Name	First Trust Emerging Markets Human Flourishing ETF
Trading Symbol	FTHF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Emerging Markets Human Flourishing ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTHF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Human Flourishing ETF	$86	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%	[15]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.61% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 17.32% for the same Period.
During the Period, investments in Taiwan received the greatest allocation, with an average weight of 21.2%, and contributed 7.2% to the Fund’s overall return. With an average weight of 20.0%, investments in South Korea returned 7.7%, which was the greatest contribution of any country. Investments in the Philippines, with an average weight of 4.2%, contributed -0.6% to the Fund’s overall return, which was the most negative of any country. The Fund’s currency exposure had a 1.3% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 30, 2023 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (10/30/23)
First Trust Emerging Markets Human Flourishing ETF	26.61%	25.40%
Emerging Markets Human Flourishing Index	27.96%	26.65%
MSCI Emerging Markets Index	17.32%	24.72%

Performance Inception Date	Oct. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTHF for more recent performance information.
Net Assets	$ 52,689,102
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 322,507
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$52,689,102
Total number of portfolio holdings	101
Total advisory fee paid	$322,507
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.5%
Samsung Electronics Co., Ltd.	9.2%
Gold Fields Ltd.	5.8%
SK Hynix, Inc.	4.7%
Itau Unibanco Holding S.A.	3.7%
Wal-Mart de Mexico S.A.B. de C.V.	3.3%
WEG S.A.	2.6%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.6%
Impala Platinum Holdings Ltd.	2.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.5%
Samsung Electronics Co., Ltd.	9.2%
Gold Fields Ltd.	5.8%
SK Hynix, Inc.	4.7%
Itau Unibanco Holding S.A.	3.7%
Wal-Mart de Mexico S.A.B. de C.V.	3.3%
WEG S.A.	2.6%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.6%
Impala Platinum Holdings Ltd.	2.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.3%

C000253539 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Artificial Intelligence ETF
Class Name	First Trust Bloomberg Artificial Intelligence ETF
Trading Symbol	FAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg Artificial Intelligence ETF (the “Fund”) for the period of November 20, 2024 (commencement of investment operations) to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Artificial Intelligence ETF	$66(1)	0.66%(2) (3)
(1)	The Fund commenced investment operations on November 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 66	[16]
Expense Ratio, Percent	0.66%	[17],[18]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 32.16% from the Fund’s inception date on November 20, 2024 through September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 14.33% for the same period.
During the same period, investments in the Software industry received the greatest allocation, with an average weight of 35.2%. The allocation to the Semiconductors & Semiconductor Equipment industry was a close second with an allocation of 33.1%. The allocation to the Software industry contributed 8.9% to the Fund’s overall return while the contribution to return from investments in the Semiconductors & Semiconductor Equipment industry was 15.6%. No industry had a negative contribution to the Fund’s overall return. The Fund’s currency exposure had a 1.0% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 20, 2024 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	Since Inception (11/20/24)
First Trust Bloomberg Artificial Intelligence ETF	32.16%
Bloomberg Artificial Intelligence Index	33.02%
S&P 500® Index	14.33%

Performance Inception Date	Nov. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAI for more recent performance information.
Net Assets	$ 25,621,549
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 54,949
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$25,621,549
Total number of portfolio holdings	49
Total advisory fee paid	$54,949
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	9.8%
NVIDIA Corp.	8.4%
Microsoft Corp.	7.5%
Meta Platforms, Inc., Class A	7.4%
Amazon.com, Inc.	7.1%
Palantir Technologies, Inc., Class A	4.9%
ASML Holding N.V.	4.5%
Broadcom, Inc.	4.3%
Oracle Corp.	4.3%
Advanced Micro Devices, Inc.	4.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	9.8%
NVIDIA Corp.	8.4%
Microsoft Corp.	7.5%
Meta Platforms, Inc., Class A	7.4%
Amazon.com, Inc.	7.1%
Palantir Technologies, Inc., Class A	4.9%
ASML Holding N.V.	4.5%
Broadcom, Inc.	4.3%
Oracle Corp.	4.3%
Advanced Micro Devices, Inc.	4.2%

C000261670 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Nuclear Power ETF
Class Name	First Trust Bloomberg Nuclear Power ETF
Trading Symbol	RCTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg Nuclear Power ETF (the “Fund”) for the period of July 30, 2025 (commencement of investment operations) to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RCTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Nuclear Power ETF	$13(1)	0.70%(2)
(1)	The Fund commenced investment operations on July 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 13	[19]
Expense Ratio, Percent	0.70%	[20]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.07% from the Fund’s inception date on July 30, 2025 through September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 5.65% for the same period.
During the same period, investments in the United States received the greatest allocation of any country with an average weight of 42.6% and contributed 3.3% to the Fund’s overall return, which was the greatest contribution of any country. Investments in South Korea, with an average weight of 7.0%, contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 30, 2025 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	Since Inception (7/30/25)
First Trust Bloomberg Nuclear Power ETF	8.07%
Bloomberg Nuclear Power Total Return Index	8.18%
MSCI ACWI Index	5.65%

Performance Inception Date	Jul. 30, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RCTR for more recent performance information.
Net Assets	$ 4,899,791
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 3,813
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$4,899,791
Total number of portfolio holdings	42
Total advisory fee paid	$3,813
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
BWX Technologies, Inc.	5.0%
Oklo, Inc.	4.9%
Rolls-Royce Holdings PLC	4.7%
GE Vernova, Inc.	4.6%
Cameco Corp.	4.4%
Entergy Corp.	4.4%
Mitsubishi Heavy Industries Ltd.	4.4%
BHP Group Ltd.	4.3%
CEZ A/S	4.1%
Duke Energy Corp.	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BWX Technologies, Inc.	5.0%
Oklo, Inc.	4.9%
Rolls-Royce Holdings PLC	4.7%
GE Vernova, Inc.	4.6%
Cameco Corp.	4.4%
Entergy Corp.	4.4%
Mitsubishi Heavy Industries Ltd.	4.4%
BHP Group Ltd.	4.3%
CEZ A/S	4.1%
Duke Energy Corp.	4.1%

[1]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[3]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.56%.
[5]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[7]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[9]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[11]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[13]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[14]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[15]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[16]	The Fund commenced investment operations on November 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[17]	Annualized.
[18]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[19]	The Fund commenced investment operations on July 30, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[20]	Annualized.